UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nadine Milne
Title: Acting Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Nadine Milne"                	Burlington, Ontario, Canada	 August 14, 2012
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	56

Form 13F Information Table Value Total: 	$595,904
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at June 30, 2012

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS
ABB LTD				SPONSORED ADR	  000375204	810		49630	SH 	 SOLE		49630
AMERIPRISE FINL INC		COM		  03076C106	1834		35100	SH 	 SOLE		35100
ARCHER DANIELS MIDLAND CO	COM		  039483102	56445		1912101	SH 	 SOLE		1912101
BANCO BILBAO VIZCAYA ARGENTA	SPONSORED ADR	  05946K101	99		14000	SH 	 SOLE		14000
BANCO SANTANDER SA		ADR		  05964H105	623		95000	SH 	 SOLE		95000
BANK OF AMERICA CORPORATION	COM		  060505104	1309		160000	SH 	 SOLE		160000
BANK OF NEW YORK MELLON CORP	COM	  	  064058100	220		10000	SH 	 SOLE		10000
BARCLAYS PLC			ADR		  06738E204	2710		263140	SH 	 SOLE		263140
BECTON DICKINSON & CO		COM		  075887109	57706		771989	SH 	 SOLE		771989
BHP BILLITON PLC		SPONSORED ADR	  05545E209	317		5545	SH 	 SOLE		5545
CARNIVAL CORP			PAIRED CTF	  143658300	417		12160	SH 	 SOLE		12160
CDN IMPERIAL BK OF COMMERCE	COM		  136069101	31679		450576	SH 	 SOLE		450576
CENTRAL GOLDTRUST		TR UNIT		  153546106	242		4000	SH 	 SOLE		4000
CITIGROUP INC			COM NEW		  172967424	713		26000	SH 	 SOLE		26000
CME GROUP INC			COM		  12572Q105	1314		4900	SH 	 SOLE		4900
CREDIT SUISSE GROUP		SPONSORED ADR	  225401108	440		24000	SH 	 SOLE		24000
DEUTSCHE BANK AG		NAMEN AKT	  D18190898	1101		30500	SH 	 SOLE		30500
DUN & BRADSTREET CORP DEL NE	COM		  26483E100	1815		25500	SH 	 SOLE		25500
EATON VANCE CORP		COM NON VTG	  278265103	539		20000	SH 	 SOLE		20000
EQUIFAX INC			COM		  294429105	373		8000	SH 	 SOLE		8000
FIRST AMERN FINL CORP		COM		  31847R102	187		11000	SH 	 SOLE		11000
FRANKLIN RES INC		COM		  354613101	7337		66102	SH 	 SOLE		66102
GLOBAL PMTS INC			COM		  37940X102	1989		46000	SH 	 SOLE		46000
GOLDMAN SACHS GROUP INC		COM		  38141G104	47154		491900	SH 	 SOLE		491900
HARTFORD FINL SVCS GROUP INC	COM		  416515104	1393		79000	SH 	 SOLE		79000
HSBC HLDGS PLC			SPON ADR NEW	  404280406	6402		145065	SH 	 SOLE		145065
ING GROEP N V			SPONSORED ADR	  456837103	892		133500	SH 	 SOLE		133500
INVESCO LTD			SHS		  G491BT108	60064		2657700	SH 	 SOLE		2657700
JPMORGAN CHASE & CO		COM		  46625H100	36504		1021665	SH 	 SOLE		1021665
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	889		463000	SH 	 SOLE		463000
MANULIFE FINL CORP		COM		  56501R106	675		62000	SH 	 SOLE		62000
MASTERCARD INC			CL A		  57636Q104	2151		5000	SH 	 SOLE		5000
METLIFE INC			COM		  59156R108	1277		41400	SH 	 SOLE		41400
MORGAN STANLEY			COM NEW		  617446448	802		55000	SH 	 SOLE		55000
NOVARTIS A G			SPONSORED ADR	  66987V109	424		7590	SH 	 SOLE		7590
OPPENHEIMER HLDGS INC		CL A NON VTG	  683797104	1731		110100	SH 	 SOLE		110100
PRUDENTIAL FINL INC		COM		  744320102	1939		40045	SH 	 SOLE		40045
ROGERS COMMUNICATIONS INC	CL B		  775109200	26822		740564	SH 	 SOLE		740564
ROYAL BK CDA MONTREAL QUE	COM		  780087102	32615		637223	SH 	 SOLE		637223
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	629		92500	SH 	 SOLE		92500
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	539		8000	SH 	 SOLE		8000
SIEMENS A G			SPONSORED ADR	  826197501	588		7000	SH 	 SOLE		7000
SK TELECOM LTD			SPONSORED ADR	  78440P108	303		25000	SH 	 SOLE		25000
SPROTT PHYSICAL GOLD TRUST	UNIT		  85207H104	276		20000	SH 	 SOLE		20000
STEWART INFORMATION SVCS COR	COM		  860372101	184		12000	SH 	 SOLE		12000
SUNCOR ENERGY INC NEW		COM		  867224107	36050		1247912	SH 	 SOLE		1247912
SYNGENTA AG			SPONSORED ADR	  87160A100	621		9070	SH 	 SOLE		9070
TECK RESOURCES LTD		CL B		  878742204	29887		965987	SH 	 SOLE		965987
TORONTO DOMINION BK ONT		COM NEW		  891160509	69811		892873	SH 	 SOLE		892873
TOTAL S A			SPONSORED ADR	  89151E109	629		14000	SH 	 SOLE		14000
TOYOTA MOTOR CORP		SP ADR REP2COM	  892331307	322		4000	SH 	 SOLE		4000
UBS AG				SHS NEW		  H89231338	549		47000	SH 	 SOLE		47000
VERIFONE SYS INC		COM		  92342Y109	761		23000	SH 	 SOLE		23000
VISA INC			COM CL A	  92826C839	2326		18813	SH 	 SOLE		18813
WALGREEN CO			COM		  931422109	53357		1803807	SH 	 SOLE		1803807
WELLS FARGO & CO NEW		COM		  949746101	7123		213000	SH 	 SOLE		213000

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